ADVANCES FROM JOINT VENTURE PARTNERS - Disclosure of detailed information about joint operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 3,423	$ 1,565
U.S.A. [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	2,753	1,524
Sweden and Norway [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 670	$ 41